Bucksport Energy Asset Investment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	Dec. 31, 2012
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 4,946	$ 2,612	$ 3,454
Ownership of steam and electricity produced	28.00%
Obligation to purchase steam output	72.00%
Jointly Owned Utility Plant | Intangibles and other assets
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 2,300		$ 700